FSI-1
P1, P2, P4

                         SUPPLEMENT DATED JUNE 16, 2008
                      TO THE PROSPECTUSES DATED MAY 1, 2008
          OF FRANKLIN STRATEGIC INCOME SECURITIES FUND (FUND), A SERIES
                    OF FRANKLIN TEMPLETON VARIABLE INSURANCE
                                 PRODUCTS TRUST

1. In the "Goals and Strategies" section of the Fund's prospectuses, under the heading "Main Investments," the last two paragraphs are replaced with the following:

      Derivative investments may be used to help manage interest rates, protect Fund assets, implement a cash or tax management strategy or enhance Fund income. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

      The Fund may enter, from time to time, into forward currency contracts (including cross currency forwards) and currency futures contracts to try to hedge (protect) against currency exchange rate fluctuations or to generate income or returns for the Fund. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Fund believes that foreign currency may suffer or enjoy a substantial movement against another currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. Such contracts trade on an exchange unlike forward currency contracts. The Fund's investments in forward currency contracts (including cross currency forwards) and currency futures contracts may result in net short currency exposures.

2. The following paragraph is added to the "Main Risks" section of the prospectuses under the heading "Foreign Securities":

      Currency management strategies. Currency management strategies, including the use of cross currency forwards and currency futures contracts, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund's exposure to currency risks, may also reduce the Fund's ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager's use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.


                Please keep this supplement for future reference.







TGA-1
P1, P2, P4

                         SUPPLEMENT DATED JUNE 16, 2008
                      TO THE PROSPECTUSES DATED MAY 1, 2008
           OF TEMPLETON GLOBAL ASSET ALLOCATION FUND (FUND), A SERIES
                    OF FRANKLIN TEMPLETON VARIABLE INSURANCE
                                 PRODUCTS TRUST

1. In the "Goals and Strategies" section of the Fund's prospectuses, under the heading "Main Investments," the last three paragraphs are replaced with the following:

      Derivative investments may be used to help manage interest rates, protect Fund assets, implement a cash or tax management strategy or enhance Fund income. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

      The Fund may enter, from time to time, into forward currency contracts (including cross currency forwards) and currency futures contracts to try to hedge (protect) against currency exchange rate fluctuations or to generate income or returns for the Fund. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Fund believes that foreign currency may suffer or enjoy a substantial movement against another currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. Such contracts trade on an exchange unlike forward currency contracts. The Fund's investments in forward currency contracts (including cross currency forwards) and currency futures contracts may result in net short currency exposures.

2. The following paragraph is added to the "Main Risks" section of the prospectuses under the heading "Foreign Securities":

      Currency management strategies. Currency management strategies, including the use of cross currency forwards and currency futures contracts, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund's exposure to currency risks, may also reduce the Fund's ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager's use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.


                Please keep this supplement for future reference.







TGI-1
P1, P2, P3, P4

                         SUPPLEMENT DATED JUNE 16, 2008
                      TO THE PROSPECTUSES DATED MAY 1, 2008
           OF TEMPLETON GLOBAL INCOME SECURITIES FUND (FUND), A SERIES
                    OF FRANKLIN TEMPLETON VARIABLE INSURANCE
                                 PRODUCTS TRUST

1. In the "Goals and Strategies" section of the Fund's prospectuses, under the heading "Main Investments," the last two paragraphs are replaced with the following:

      Derivative investments may be used to help manage interest rates, protect Fund assets, implement a cash or tax management strategy or enhance Fund income. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

      The Fund may enter, from time to time, into forward currency contracts (including cross currency forwards) and currency futures contracts to try to hedge (protect) against currency exchange rate fluctuations or to generate income or returns for the Fund. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Fund believes that foreign currency may suffer or enjoy a substantial movement against another currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. Such contracts trade on an exchange unlike forward currency contracts. The Fund's investments in forward currency contracts (including cross currency forwards) and currency futures contracts may result in net short currency exposures.

2. The following paragraph is added to the "Main Risks" section of the prospectuses under the heading "Foreign Securities":

      Currency management strategies. Currency management strategies, including the use of cross currency forwards and currency futures contracts, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Fund's exposure to currency risks, may also reduce the Fund's ability to benefit from favorable changes in currency exchange rates. There is no assurance that the manager's use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.


                Please keep this supplement for future reference.